WELLS FARGO FUNDS TRUST

Arizona Tax-Free Fund

Oregon Tax-Free Fund

All Classes of Shares

Supplement dated November 9, 2001 to the

Prospectuses dated November 1, 2001

Effective immediately, the Arizona Tax-Free Fund and the Oregon Tax-Free Fund are closed to new investors.

At its November 6, 2001 meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved, and recommended that Fund shareholders approve, the merger of the Arizona Tax-Free Fund and the Oregon Tax-Free Fund into the National Tax-Free Fund. If the Arizona Tax-Free Fund merger is approved by Fund shareholders, Arizona Tax-Free Fund shareholders will receive shares of the National Tax-Free Fund, equal in value to their Arizona Tax-Free Fund shares, in a non-taxable reorganization. Similarly, if the Oregon Tax-Free Fund merger is approved by Fund shareholders, Oregon Tax-Free Fund shareholders will receive shares of the National Tax-Free Fund, equal in value to their Oregon Tax-Free Fund shares, in a non-taxable reorganization. Shareholders of the Arizona Tax-Free Fund and the Oregon Tax-Free Fund will receive proxy materials describing the proposed mergers, and Special Meetings of Shareholders are expected to occur in the second quarter of 2002.

Corporate Bond Fund

All Classes of Shares

Supplement dated November 9, 2001 to the

Prospectus dated October 1, 2001

Effective immediately, the Corporate Bond Fund is closed to new investors.

At its November 6, 2001 meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved, and recommended that Fund shareholders approve, the merger of the Corporate Bond Fund into the Income Plus Fund. If the Corporate Bond Fund merger is approved by Fund shareholders, Corporate Bond Fund shareholders will receive shares of the Income Plus Fund, equal in value to their Corporate Bond Fund shares, in a non-taxable reorganization. Shareholders of the Corporate Bond Fund will receive proxy materials describing the proposed merger, and a Special Meeting of Shareholders is expected to occur in the second quarter of 2002.